Other operating expenses - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jul. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,575,107,000		$ 1,575,107,000			$ 441,371,000
Loss on theft of PPE in transit	0	$ 0	1,724,000	$ 0
Non-deductible amount	25,000		25,000
Insurance	4,927,000	$ 1,736,000	12,569,000	4,835,000
Other Insurance Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Insurance			9,625,000	4,550,000
Construction Insurance
Disclosure of detailed information about property, plant and equipment [line items]
Insurance			2,944,000	$ 285,000
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 789,627,000		$ 789,627,000		$ 1,724,000	$ 97,269,000